Cover Page	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Amendment Flag	false
Document Type	6-K
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity Central Index Key	0000910631
Current Fiscal Year End Date	--12-31
Entity Registrant Name	COCA COLA FEMSA SAB DE CV